OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Schedule Of Other Accounts Receivable And Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 2,211	$ 2,100
Government authorities	92	85
Other	226	232
Other accounts receivable and prepaid expenses	$ 2,529	$ 2,417